RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Notes payable - Related parties	$ 0	$ 170,529	$ 0
Increase (Decrease) in notes payable-Related parties	(170,529)	$ 42,425
Interest rate		9.00%
Interest (expense) - Related Parties	0	$ (14,989)
Accrued interest - Related parties	0	89,506	0
Notes Payable Related Party Amount	0	205,348
Related Party Amounts Settled	66,758
Related Party Amount Released	302,816
Amount due to shareholder	$ 66,758
2008 [Member]
Notes payable - Related parties		$ 8,700
Interest rate		24.00%
2007 [Member]
Notes payable - Related parties		$ 8,700
Interest rate		24.00%
2009 [Member]
Notes payable - Related parties		$ 8,917
2009 [Member] | Minimum [Member]
Interest rate		9.00%
2009 [Member] | Maximum [Member]
Interest rate		18.00%
2010 [Member]
Notes payable - Related parties		$ 5,000
2010 [Member] | Minimum [Member]
Interest rate		9.00%
2010 [Member] | Maximum [Member]
Interest rate		10.00%
2011 [Member]
Notes payable - Related parties		$ 15,850
Interest rate		9.00%
2012 [Member]
Notes payable - Related parties		$ 14,500
Interest rate		9.00%
2013 [Member]
Notes payable - Related parties		$ 17,950
Interest rate		9.00%